SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Assets Measured at Fair Value
Financial assets measured at fair value on a recurring basis are categorized in the tables below based upon the lowest level of significant input to the valuations (in thousands):

	Assets at Fair Value as of March 31, 2016
	Level 1	Level 2	Level 3	Total
Corporate debt securities	$-	$60,251	$-	$60,251
Total	$-	$60,251	$-	$60,251

	Assets at Fair Value as of December 31, 2015
	Level 1	Level 2	Level 3	Total
Money market funds	$19,945	$-	$-	$19,945
Corporate debt securities	-	70,113	-	70,113
Total	$19,945	$70,113	$-	$90,058

Financial assets measured at fair value on a recurring basis are categorized in the tables below based upon the lowest level of significant input to the valuations (in thousands):

	Assets at Fair Value as of December 31, 2015
	Level 1	Level 2		Level 3	Total
Money market funds	$19,945	$		$-	$19,945
Corporate debt securities			70,113	-	70,113
Total	$19,945		$70,113	$-	$90,058

Schedule of Stock-Based Compensation
Total stock-based compensation expense related to all of our stock-based awards was as follows (in thousands):

	For the Three Months Ended March 31,
	2016	2015
Research and development	$585	$387
General and administrative	1,194	1,080
Total stock-based compensation expense	$1,779	$1,467

Total stock-based compensation expense related to all of our stock-based awards was as follows (in thousands):

	For the Years Ended December 31,
	2015	2014	2013
Research and development	$2,248	$1,144	$825
General and administrative	6,275	2,670	1,925
Total stock-based compensation expense	$8,523	$3,814	$2,750